Goodwill and Other Intangible Assets With Finite and Indefinite Useful Life (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 521
Ending balance	740	$ 521
TOTAL INTANGIBLE ASSETS WITH FINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	171	174
Additions	24	17
Business combinations	46	1
Amortization	(26)	(22)
Others		1
Exchange differences	(3)	0
Ending balance	212	171
TOTAL INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	332	315
Ending balance	390	332
TOTAL INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(161)	(141)
Ending balance	(178)	(161)
APPLICATION SOFTWARE AND ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	83	76
Additions	24	17
Business combinations	0	0
Amortization	(13)	(10)
Others		0
Exchange differences	0	0
Ending balance	94	83
APPLICATION SOFTWARE AND ERP | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	126	110
Ending balance	150	126
APPLICATION SOFTWARE AND ERP | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(43)	(34)
Ending balance	(56)	(43)
CUSTOMER RELATIONSHIPS AND CLIENT LISTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	84	92
Additions	0	0
Business combinations	46	1
Amortization	(11)	(9)
Others		0
Exchange differences	(3)	0
Ending balance	116	84
CUSTOMER RELATIONSHIPS AND CLIENT LISTS | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	171	170
Ending balance	208	171
CUSTOMER RELATIONSHIPS AND CLIENT LISTS | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(87)	(78)
Ending balance	(92)	(87)
OTHER INTANGIBLE ASSETS WITH FINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4	6
Additions	0	0
Business combinations	0	0
Amortization	(2)	(3)
Others		1
Exchange differences	0	0
Ending balance	2	4
OTHER INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35	35
Ending balance	32	35
OTHER INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(31)	(29)
Ending balance	(30)	(31)
TOTAL INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	350	346
Additions	0	0
Business combinations	194	7
Amortization	0	0
Others		(1)
Exchange differences	(16)	(2)
Ending balance	528	350
TOTAL INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	356	351
Ending balance	530	356
TOTAL INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6)	(5)
Ending balance	(2)	(6)
GOODWILL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	344	339
Additions	0	0
Business combinations	194	7
Amortization	0	0
Others		0
Exchange differences	(17)	(2)
Ending balance	521	344
GOODWILL | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	349	343
Ending balance	523	349
GOODWILL | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(5)	(4)
Ending balance	(2)	(5)
OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6	7
Additions	0	0
Business combinations	0	0
Amortization	0	0
Others		(1)
Exchange differences	1	0
Ending balance	7	6
OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7	8
Ending balance	7	7
OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1)	(1)
Ending balance	$ 0	$ (1)